Investments in associates and joint ventures - Analysis of movement in the group's investments in associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	$ 5,032	$ 4,825
Exchange differences	489	(64)
Additions	109	134
Share of profit/(loss) after tax	193	414	$ 443
Step acquisition	(30)
Dividends	(175)	(269)
Share of movements in other comprehensive income and equity	21	3
Impairment charged during the year	(308)	(11)
Transfer from other investments	3
Cost less provisions, Ending balance	5,334	5,032	4,825
Loans and preference shares invested in associates	37	298
Moet Hennessy
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	4,608	4,484
Exchange differences	470	(59)
Additions	0	0
Share of profit/(loss) after tax	219	441
Step acquisition	0
Dividends	(169)	(261)
Share of movements in other comprehensive income and equity	21	3
Impairment charged during the year	0	0
Transfer from other investments	0
Cost less provisions, Ending balance	5,149	4,608	4,484
Others
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	424	341
Exchange differences	19	(5)
Additions	109	134
Share of profit/(loss) after tax	(26)	(27)
Step acquisition	(30)
Dividends	(6)	(8)
Share of movements in other comprehensive income and equity	0	0
Impairment charged during the year	(308)	(11)
Transfer from other investments	3
Cost less provisions, Ending balance	$ 185	$ 424	$ 341